Effects of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Effects of New Accounting Pronouncements
Effects of New Accounting Pronouncements
Adoption of New Accounting Standards
The following new FASB Accounting Standards Updates (ASU) were effective for the year ended December 31, 2016.
ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis modifies current guidance on consolidation under the variable interest model and the voting model. ASU 2015-02 became effective for us in the first quarter of 2016. The adoption did not have an impact on our consolidated financial statements.
ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. ASU 2015-03 does not address presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements. The FASB issued Accounting Standards Update No. 2015-15, Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting. This ASU adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015 Emerging Issues Task Force meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff indicated that it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. ASU 2015-03 became effective for us beginning in the first quarter of 2016 and was applied on a retrospective basis wherein the balance sheet of each period presented is adjusted to reflect the period-specific effects of applying the new guidance. As of December 31, 2015, the effect of the change in balance sheet presentation was a reduction in prepaid expenses and other current assets of $0.2 million and a reduction in other long-term assets of $10.3 million. These amounts are then presented net against the long-term debt liability.
ASU 2015-05, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement provides guidance to help entities determine whether a cloud computing arrangement contains a software license that should be accounted for as internal-use software or as a service contract. ASU 2015-05 became effective for our financial statements beginning in the first quarter of 2016 and did not have a material impact on our consolidated financial statements.
ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments simplifies the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments. The amendments require that an acquirer recognizes adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments require that the acquirer records, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments became effective for our financial statements beginning in the first quarter of 2016 and did not have a material impact on our consolidated financial statements.
ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. We elected to adopt the amendments in the first quarter of 2016 prospectively in advance of the timeline in which we were required to adopt the amendments and accordingly the prior period has not been retrospectively adjusted. The adoption did not have a material impact on our consolidated financial statements.
New Accounting Standards Not Yet Adopted
The following new FASB Accounting Standards Updates, which are not yet adopted, have been grouped by their required effective dates:
First Quarter of 2017
ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory requires in scope inventory, including inventory measured using first-in, first out (FIFO) or average cost, to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU 2015-11 became effective for us beginning January 1, 2017 and did not have a material impact on our consolidated financial statements.
ASU 2016-07, Investments - Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting eliminates the requirement to retroactively adopt the equity method of accounting when an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The new guidance became effective for us beginning on January 1, 2017 with no impact on our consolidated financial statements.
ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting is intended to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The new guidance became effective for us beginning January 1, 2017. The impact of the adoption of ASU 2016-09 is limited to the recording of any windfall or shortfall benefit directly to the tax provision and the reclassification of certain items in our statement of cash flows, which we intend to adopt prospectively. We will continue estimating stock-based compensation award forfeitures in determining the amount of compensation cost to be recognized each period. We expect an increase to our cash flows from operating activities and a decrease to cash flows from financing activities. Following adoption, we expect volatility in our effective tax rate as any windfall or shortfall tax benefits related to our share-based compensation will be recorded directly into our results of operations.
First Quarter of 2018
ASU 2014-09, Revenue from Contracts with Customers (Topic 606) affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). In August 2015, the FASB issued Accounting Standards Update No. 2015-14 (ASU 2015-14), Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date which defers the effective date of ASU 2014-09 to interim and annual reporting periods beginning after December 15, 2017. The FASB has continued to issue accounting standards updates to clarify and provide implementation guidance related to Revenue from Contracts with Customers, including ASU 2016-08 Revenue from Contract with Customers: Principal versus Agent Considerations, ASU 2016-10 Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing, and ASU 2016-12 Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients. An entity should apply the amendments either retrospectively to each prior reporting period presented and the entity may elect certain practical expedients (the full retrospective method of adoption); or, retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application (the modified retrospective method of adoption). We have not experienced significant issues in our implementation process and based on the analysis to date, we currently do not expect the adoption to have a material impact on our existing revenue accounting policies or on the recognition of revenue from product sales. However, we continue to evaluate the impact the guidance may have in connection with collaboration and license agreements and other revenue sources. We anticipate adopting this standard on its effective date, January 1, 2018. We have not yet determined the method of adoption, but assuming the impact is not material, we expect to adopt the new standard using the modified retrospective method with an adjustment to beginning retained earnings for the cumulative effect of the change.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities will impact certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The new guidance makes targeted improvements to existing U.S. GAAP by:

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requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

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requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

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eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

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requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The amendments will become effective for our financial statements beginning in the first quarter of 2018. The implementation of the amendments is expected to increase the volatility of net income; however the extent of any volatility will be dependent upon the significance of the equity investments at the time of adoption. As of December 31, 2016, we had a net unrealized $0.2 million loss, net of tax, from equity investments recorded in equity. Following the adoption of this standard, such gains or losses will be recognized in net income.
ASU No. 2016-15, Statement of Cash Flows (Topic 320): Classification of Certain Cash Receipts and Cash Payments (a consensus of the FASB Emerging Issues Task Force), addresses eight classification issues related to the statement of cash flows:

•	debt prepayment or debt extinguishment costs;

•	settlement of zero-coupon bonds;

•	contingent consideration payments made after a business combination;

•	proceeds from the settlement of insurance claims;

•	proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	distributions received from equity method investees;

•	beneficial interests in securitization transactions; and

•	separately identifiable cash flows and application of the predominance principle.
ASU 2016-15 will become effective for us for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. We will be required to apply this ASU using a retrospective transition method to each period presented other than for issues where application would be impracticable in which case we will be permitted to apply the amendments for those issues prospectively as of the earliest date practicable. The new guidance will become effective for us on January 1, 2018. We are currently evaluating the potential impact of ASU 2016-15 on our consolidated financial statements.
ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, aims to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. This amendment requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments in this update should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years with early adoption permitted, including adoption in an interim period. We are currently evaluating the impact the adoption of this new standard will have on our financial position and results of operations.
ASU 2016-18, Statement of Cash Flows (Topic 320): Restricted Cash, requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The amendments in this update should be applied using a retrospective transition method to each period presented. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years with early adoption permitted, including adoption in an interim period. We are currently evaluating the impact the adoption of this new standard will have on our financial position and results of operations.
ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, clarifies and provides a more robust framework to use in determining when a set of assets and activities is a business. The amendments in this update should be applied prospectively on or after the effective date. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those periods. Early adoption is permitted for acquisition or deconsolidation transactions occurring before the issuance date or effective date and only when the transactions have not been reported in issued or made available for issuance financial statements. We are currently evaluating the impact the adoption of this new standard will have on our financial position and results of operations.
First Quarter of 2019
ASU 2016-02, Leases (Topic 842) aims to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 will become effective for us beginning in the first quarter of 2019 and requires modified retrospective application for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. We do not plan to early adopt this standard and we anticipate that the adoption of this standard will require changes to our systems and processes. We expect this standard to increase total assets and total liabilities, however, we are currently evaluating the potential size of the impact that ASU 2016-02 may have on our consolidated financial statements.
First Quarter of 2020
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in ASU 2016-13 replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The new guidance will become effective for us beginning on January 1, 2020. We are currently evaluating the potential impact ASU 2016-13 may have on our consolidated financial statements.
ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for us for annual periods beginning January 1, 2020 and early adoption is permitted. The new guidance is required to be applied on a prospective basis. We are currently evaluating the impact the adoption of this new standard will have on our financial position and results of operations.